LAND USE RIGHTS, NET (Tables)	12 Months Ended
Dec. 31, 2012
LAND USE RIGHTS, NET [Abstract]
Land Use Rights, Net	Land use rights, net consisted of the following:
	As of December 31,
	2011	2012
	RMB	RMB

Land use rights	30,287	30,287
Less: accumulated amortization	(3,630)	(4,238)
Land use rights, net	26,657	26,049